PROJECT ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2020
PROJECT ASSETS, NET
Schedule of project assets and related accumulated depreciation

	2019	2020
	December 31	September 30
	RMB	RMB
Completed	747,152,262	738,290,883
Under construction	77,241,880	85,400,731
	824,394,142	823,691,614
Less: Accumulated depreciation	(26,151,013)	(50,640,577)
Project Assets, net	798,243,129	773,051,037